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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


         Report for the Calendar Year or Quarter Ended June 30, 1999

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


1620 Independent Square              Jacksonville           FL             32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Thad L. McNulty                      904-355-7700                      President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Jacksonville and State of Florida on the 12th day of February, 1999.


                                      Trinity Capital of Jacksonville, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ THAD L. MCNULTY
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1.                                      6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


                                                                 SEC 1685 (5/91)

                                                                                                                              PAGE 1
1  RPT: #34                                TRINITY CAPITAL OF JACKSONVILLE, INC.    TOP ACCOUNT       C02101795
                                      VALUATION                     VOTING RIGHTS            BASE CURRENCY:    USD
                                                               30-Jun-99                     DATE              8/10/99
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2      ITEM 3      ITEM 4         ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------      ------      ------         ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                      FAIR         SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS       CUSIP       MARKET        PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
IRIDIUM WORLD COMMUNICAT       COMMON     G49398103        688,275    64,400      64,400                         64,400
PARTNERRE LTD BERMUDA          COMMON     G6852T105      2,616,250    70,000      70,000                         70,000
XL CAPITAL LTD CL-A            COMMON     G98255105      9,040,000   160,000     160,000                        160,000
AMC ENTERTAINMENT INC          COMMON     001669100      2,310,000   120,000     120,000                        120,000
AT&T CORP LIBERTY MEDIA        COMMON     001957208     29,400,000   800,000     800,000                        800,000
ABLE TELCOM HLDG CORP          COMMON     003712304        362,500    50,000      50,000                         50,000
ABOUT.COM INC                  COMMON     003736105      2,593,750    50,000      50,000                         50,000
AGNICO EAGLE MINES LTD         COMMON     008474108      1,171,294   189,300     189,300                        189,300
AIRTRAN HOLDINGS INC           COMMON     00949P108        373,750    65,000      65,000                         65,000
AMERITRADE HOLDING CORP        COMMON     03072H109      4,240,000    40,000      40,000                         40,000
APEX PC SOLUTIONS INC          COMMON     037945102      1,025,000    50,000      50,000                         50,000
BANK NEW YORK INC              COMMON     064057102      6,603,750   180,000     180,000                        180,000
BERKSHIRE HATHAWAY INC CLASS A COMMON     084670108     13,780,000       200         200                            200
BERKSHIRE HATHAWAY INC CLASS B COMMON     084670207     20,157,760     8,999       8,999                          8,999
E. W. BLANCH HOLDING INC       COMMON     093210102      1,500,125    22,000      22,000                         22,000
BOSTON CHICKEN,INC             COMMON     100578103         19,350    30,000      30,000                         30,000
CBS CORPORATION                COMMON     12490K107      4,356,250   100,000     100,000                        100,000
CISCO SYSTEMS, INC.            COMMON     17275R102      5,155,000    80,000      80,000                         80,000
COMPUTER LEARNING CENTER       COMMON     205199102         98,750    20,000      20,000                         20,000
DENDRITE INTERNATIONAL         COMMON     248239105      2,218,075    61,400      61,400                         61,400
EG & G INC.                    COMMON     268457108     18,881,250   530,000     530,000                        530,000
ETOYS INC.                     COMMON     297862104      2,445,000    60,000      60,000                         60,000
FILA HOLDING S.P.A.            COMMON     316850106        826,875    70,000      70,000                         70,000
FIRSTCITY LIQUIDATING TR       COMMON     33762E108        388,000    16,000      16,000                         16,000
FIRSTPLUS FINANCIAL GROU       COMMON     33763B103         20,000    40,000      40,000                         40,000
INTERNATIONAL SPEEDWAY C       COMMON     460335300      9,024,000   188,000     188,000                        188,000
JOURNAL REGISTER CO            COMMON     481138105     15,975,000   710,000     710,000                        710,000
KEYCORP NEW                    COMMON     493267108        963,750    30,000      30,000                         30,000
LEE ENTERPRISES INC            COMMON     523768109      1,830,000    60,000      60,000                         60,000
MARKEL CORP                    COMMON     570535104     10,023,200    53,600      53,600                         53,600
MEDIA GENERAL INC CL A         COMMON     584404107      3,009,000    59,000      59,000                         59,000
MERRILL LYNCH CO INC           COMMON     590188108      3,975,000    50,000      50,000                         50,000
MICROSOFT CORP.                COMMON     594918104      1,803,750    20,000      20,000                         20,000
NETBANK INC                    COMMON     640933107      2,280,000    60,000      60,000                         60,000
NOKIA CORP SPON ADR            COMMON     654902204      9,156,250   100,000     100,000                        100,000
PAXSON COMMUNICATIONS CO       COMMON     704231109      6,752,400   529,600     529,600                        529,600
PIXAR INC                      COMMON     725811103      1,509,375    35,000      35,000                         35,000
PULITZER INC                   COMMON     745769109     38,850,000   800,000     800,000                        800,000
SABRATEK CORP                  COMMON     78571U108        437,500    20,000      20,000                         20,000
SCRIPPS CO E.W. CL-A (NE       COMMON     811054204      4,756,250   100,000     100,000                        100,000
SECURITY ASSOCIATES INTL       COMMON     813764305        171,875    50,000      50,000                         50,000
SECURITY FIRST TECHNOLOG       COMMON     814279105      2,256,250    50,000      50,000                         50,000
SPORTSLINE USA INC             COMMON     848934105        717,500    20,000      20,000                         20,000
SWIFT ENERGY COMPANY           COMMON     870738101        855,000    80,000      80,000                         80,000
3COM CORP                      COMMON     885535104      6,405,000   240,000     240,000                        240,000
TRAVEL SERVICES INTL INC       COMMON     894169101      2,580,000   215,000     215,000                        215,000
USA NETWORKS INC               COMMON     902984103      6,018,750   150,000     150,000                        150,000
US ONCOLOGY INC                COMMON     90338W103      1,539,720   128,310     128,310                        128,310
VIVUS INC                      COMMON     928551100        341,250   130,000     130,000                        130,000
                                                       -----------
                               TOTAL                   251,261,323
